Related party transactions - Amounts due to and from related parties (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Related party transactions
Share subscription receivable	$ 28,526	$ 29,056
Amounts due to related parties included in trade and other payable	49,897	973,737
Related party interest payable	6,058
Proceeds Receivable From Related Party Under Real Estate Agreement	10,389,917
Purchase Consideration Payable To Related Party	5,048,506
Initial Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	3,111,810
Subsequent Convertible Note
Related party transactions
Purchase Consideration Payable To Related Party	653,262
Real Estate Note
Related party transactions
Purchase Consideration Payable To Related Party	1,283,484
Non-interest bearing demand note receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement	3,422,154
Contingent receivable from Marine Ventures LLC
Related party transactions
Proceeds Receivable From Related Party Under Real Estate Agreement	6,967,763
9335-1427 Quebec Inc
Related party transactions
Share subscription receivable	18,193	18,530
Alexandre Mongeon
Related party transactions
Share subscription receivable	10,333	10,526
Current advances to (from) related party		62,270
Amounts due to related parties included in trade and other payable	16,946	63,859
Xavier Montagne
Related party transactions
Amounts due to related parties included in trade and other payable		8,609
Raffi Sossoyan
Related party transactions
Amounts due to related parties included in trade and other payable	7,277	8,524
Roger Moore
Related party transactions
Amounts due to related parties included in trade and other payable	19,520
Related party interest payable	6,058,000	0
Daniel Rathe
Related party transactions
Amounts due to related parties included in trade and other payable	$ 6,154
California Electric Boat Company Inc.
Related party transactions
Amounts due to related parties included in trade and other payable		146,662
Mac Engineering, SASU
Related party transactions
Amounts due to related parties included in trade and other payable		$ 746,083